Vanguard Mega Cap Growth Index Fund

Supplement Dated November 22, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023

Important Changes to Vanguard Mega Cap Growth Index Fund

The Board of Trustees of Vanguard World Fund, on behalf of Vanguard Mega Cap Growth Index Fund (the Fund), approved a change to the Fund’s fiscal year-end from August 31 to September 30, effective September 10, 2024. The Fund’s investment objective, strategies, risks, and all other policies have not changed.

A separate prospectus for the Fund, dated November 22, 2024, is available at vanguard.com.

All references to the Fund in this prospectus are hereby deleted.

© 2024 The Vanguard Group, Inc. All rights reserved.	PS 838C 112024
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund

Supplement Dated November 22, 2024, to the Statement of Additional Information Dated December 22, 2023

Important Changes to Vanguard Mega Cap Growth Index Fund

The Board of Trustees of Vanguard World Fund, on behalf of Vanguard Mega Cap Growth Index Fund (the Fund), approved a change to the Fund’s fiscal year-end from August 31 to September 30, effective September 10, 2024. The Fund’s investment objective, strategies, risks, and all other policies have not changed.

A separate Statement of Additional Information (SAI) for the Fund, dated November 22, 2024, is available at vanguard.com.

All references to the Fund in this SAI are hereby deleted.

© 2024 The Vanguard Group, Inc. All rights reserved.	SAI 023E 112024
Vanguard Marketing Corporation, Distributor.